Debt (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Debt Disclosure [Abstract]
Long-term Debt

Long-term debt balances, including obligations for capital leases, and associated interest rates were as follows:

	June 30, 2014	December 31, 2013

	(in millions)
Senior secured term loan facility with a rate of 3.50%, due 2020	$5,550	$6,000
Senior notes with a rate of 5.625%, due 2021	1,500	1,500
Commercial mortgage-backed securities loan with an average rate of 4.05%, due 2018(1)	3,500	3,500
Mortgage loan with a rate of 2.30%, due 2018	525	525
Mortgage notes with an average rate of 6.15%, due 2016	132	133
Other unsecured notes with a rate of 7.50%, due 2017	54	53
Capital lease obligations with an average rate of 6.04%, due 2015 to 2097	82	73

	11,343	11,784
Less: current maturities of long-term debt	(3)	(4)
Less: unamortized discount on senior secured term loan facility	(26)	(29)

	$11,314	$11,751

(1)	The initial maturity date of the variable-rate component of this borrowing is November 1, 2015. We assumed all extensions, which are solely at our option, were exercised.

Long-term debt balances, including obligations for capital leases, and associated interest rates were as follows:

	December 31,
	2013	2012
	(in millions)
Senior secured term loan facility with a rate of 3.75%, due 2020	$6,000	$—
Senior notes with a rate of 5.625%, due 2021	1,500	—
Commercial mortgage-backed securities loan with an average rate of 4.05%, due 2018(1)	3,500	—
Mortgage loan with a rate of 2.32%, due 2018	525	—
Senior mortgage loans with a rate of 2.51%, due 2015(2)	—	7,271
Secured mezzanine loans with an average rate of 4.12%, due 2015(2)	—	7,697
Secured mezzanine loans with a rate of 4.71%, due 2015(2)	—	240
Mortgage notes with an average rate of 6.13%, due 2014 to 2016	133	134
Other unsecured notes with a rate of 7.50%, due 2017(3)	53	149
Capital lease obligations with an average rate of 5.88%, due 2015 to 2093	73	83
Contingently convertible notes with a rate of 3.38%, due 2023(4)	—	1

	11,784	15,575
Less: current maturities of long-term debt	(4)	(392)
Less: unamortized discount on senior secured term loan facility	(29)	—

	$11,751	$15,183

(1)	The initial maturity date of the $875 million variable-rate component of this borrowing is November 1, 2015. We have assumed all extensions, which are solely at our option, were exercised.
(2)	The rates are as of December 31, 2012, since the senior mortgage and secured mezzanine loans were paid in full on October 25, 2013.
(3)	The balance as of December 31, 2012, included $96 million of our 8 percent unsecured notes due 2031 that were paid in full on November 25, 2013.
(4)	The balance was less than $1 million as of December 31, 2013.

Gain on Extinguishment of Debt

Upon completion of the Debt Refinancing, we recognized a $229 million gain on extinguishment of debt in our consolidated statement of operations as follows:

(in millions)
Release of interest accrued under the interest method	$201
Release of unamortized yield adjustments related to prior debt modifications	43
Release of unamortized debt issuance costs	(15)

$229

Non-recourse Debt

Non-recourse debt, including obligations for capital leases, and associated interest rates were as follows:

	June 30, 2014	December 31, 2013

	(in millions)
Capital lease obligations of consolidated VIEs with a rate of 6.34%, due 2018 to 2026	$259	$255
Non-recourse debt of consolidated VIEs with an average rate of 3.38%, due 2015 to 2018(1)	40	41
Timeshare Facility with a rate of 1.48%, due 2016	150	450
Securitized Timeshare Debt with an average rate of 1.98%, due 2026	548	222

	997	968
Less: current maturities of non-recourse debt	(107)	(48)

	$890	$920

(1)	Excludes the non-recourse debt of our VIEs that issued the Securitized Timeshare Debt, as this is presented separately.

Non-recourse debt, including obligations for capital leases, and associated interest rates were as follows:

	December 31,
	2013	2012
	(in millions)
Capital lease obligations of consolidated VIEs with a rate of 6.34%, due 2018 to 2026	$255	$373
Non-recourse debt of consolidated VIEs with an average rate of 3.30%, due 2015 to 2018(1)	41	47
Timeshare Facility with a rate of 1.42%, due 2016	450	—
Securitized Timeshare Debt with a rate of 2.28%, due 2026	222	—

	968	420
Less: current maturities of non-recourse debt	(48)	(15)

	$920	$405

(1)	Excludes the non-recourse debt of our VIE that issued the Securitized Timeshare Debt, as this is presented separately.

Debt Maturities

The contractual maturities of our long-term debt and non-recourse debt as of June 30, 2014 were as follows:

Year	(in millions)
2014(remaining)	$61
2015	109
2016	363
2017	139
2018(1)	4,110
Thereafter	7,558

$12,340

(1)	The CMBS Loan has three one-year extensions, solely at our option, that effectively extend maturity to November 1, 2018. We assumed all extensions for purposes of calculating maturity dates.

The contractual maturities of our long-term debt and non-recourse debt as of December 31, 2013 were as follows:

Year	(in millions)
2014	$52
2015	69
2016	622
2017	96
2018(1)	4,068
Thereafter	7,845

$12,752

(1)	The CMBS Loan has three one-year extensions solely at our option that effectively extend maturity to November 1, 2018. We have assumed all extensions for purposes of calculating maturity dates.